Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

As of December 31, 2024 and 2023, accrued expenses and other current liabilities consisted of the following.

	2024	2023

Payroll	$119,407	$130,463
Interest payable(1)	-	46,639
Other	11,284	78,029
Total	$130,691	$255,131

(1)	Interest payable consists of interest from loans received from Beijing Baihengda. On January 21, 2022, March 28, 2022, and June 14, 2022, the Company and Beijing Baihengda (“Lenders”) and Guangxi Beihengda (“Borrowers”) entered into three loan agreements with similar terms. As of December 31, 2024, $304,139 interest payable to Beijing Baihengda and $329,484 interest receivable from Guangxi Beihengda were outstanding. In March 2025, the Company, Beijing Baihengda and Guangxi Beihengda entered into an agreement the interest payable to Beijing Baihengda, $304,139, would be paid by Guangxi Beihengda.